SUPPLEMENTAL INFORMATION (Details) - Ship Finance International Limited [Member] $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) vessels	Dec. 31, 2017 USD ($) vessels	Dec. 31, 2016 USD ($) vessels
Front Century and Front Vanguard [Member]
Other Significant Noncash Transactions [Line Items]
number of capital leased vessels terminated | vessels			2
Reduction In Capital Lease Obligation | $		$ 24.6	$ 27.1
Front Scilla, Front Brabant, Front Ardenne [Member]
Other Significant Noncash Transactions [Line Items]
number of capital leased vessels terminated | vessels		3
Reduction In Capital Lease Obligation | $		$ 53.2
Front Circassia, Front Page, Front Stratus, Front Serenade, Front Ariake, Front Falcon [Member]
Other Significant Noncash Transactions [Line Items]
number of capital leased vessels terminated | vessels	6
Reduction In Capital Lease Obligation | $	$ 167.9